Expense Example - Edgar Lomax Value Fund - Edgar Lomax Value Fund Investor Class	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	$ 1,218